UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 91.6%
Brazil – 9.9%
94,200	Banco Bradesco SA ADR (Banks)	$ 1,731,396
47,600	BR Malls Participacoes SA (Real Estate)	616,229
33,300	CIA de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)*	1,482,183
286,600	Cielo SA (Software & Services)	8,112,811
152,800	Cosan SA Industria e Comercio (Energy)	3,606,398
281,100	Duratex SA (Materials)	1,950,770
133,150	Embraer SA ADR (Capital Goods)(a)	4,389,956
95,400	Ez Tec Empreendimentos e Participacoes SA (Consumer Durables & Apparel)	1,240,796
1,108,700	Gerdau SA ADR (Materials)	9,789,821
128,100	Grendene SA (Consumer Durables & Apparel)	1,127,030
117,100	Grupo BTG Pactual (Diversified Financials)	2,013,101
110,500	Helbor Empreendimentos SA (Consumer Durables & Apparel)	643,684
53,000	M. Dias Branco SA (Food, Beverage & Tobacco)	2,102,860
498,100	Minerva SA (Food, Beverage & Tobacco)	3,251,714
366,800	MRV Engenharia e Participacoes SA (Consumer Durables & Apparel)	2,099,842
61,400	Multiplus SA (Commercial & Professional Services)	1,321,755
35,000	Porto Seguro SA (Insurance)	420,067
30,400	Sao Martinho SA (Food, Beverage & Tobacco)	435,082
41,800	Sul America SA (Insurance)	390,848
682,800	Vale SA ADR (Materials)	13,772,076

		60,498,419

Chile – 0.3%
28,954	Administradora de Fondos de Pensiones Provida SA (Diversified Financials)	213,177
11,261	Banco de Credito e Inversiones (Banks)	879,424
84,574	S.A.C.I. Falabella (Retailing)	981,768

		2,074,369

China – 12.3%
2,432,000	Agile Property Holdings Ltd. (Real Estate)	3,450,575
1,596,000	Air China Ltd. Class H (Transportation)	1,368,740
30,225,000	Bank of China Ltd. Class H (Banks)	14,892,315

Shares	Description	Value
Common Stocks – (continued)
China – (continued)
6,061,000	China Citic Bank Corp. Ltd. Class H (Banks)	$ 4,134,883
4,182,000	China Communications Construction Co. Ltd. Class H (Capital Goods)	4,251,510
21,676,000	China Construction Bank Corp. Class H (Banks)	18,698,399
1,721,000	China Merchants Bank Co. Ltd. Class H (Banks)	4,125,458
1,049,500	China Minsheng Banking Corp. Ltd. Class H (Banks)	1,506,890
1,143,500	China Railway Construction Corp. Ltd. Class H (Capital Goods)	1,236,364
3,733,000	CNOOC Ltd. (Energy)	7,682,083
789,000	Evergrande Real Estate Group Ltd. (Real Estate)	416,908
2,073,500	Great Wall Motor Co. Ltd. Class H (Automobiles & Components)	8,429,919
2,082,800	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate)	3,780,337
1,920,000	Sino-Ocean Land Holdings Ltd. Class H (Real Estate)	1,533,659

		75,508,040

Czech Republic – 0.1%
19,747	CEZ AS (Utilities)	640,394

Egypt – 0.1%
148,080	Telecom Egypt Co. (Telecommunication Services)	319,746

Hong Kong – 6.3%
234,000	China Everbright Ltd. (Diversified Financials)	441,030
761,500	China Mobile Ltd. (Telecommunication Services)	8,326,395
365,000	China Overseas Grand Oceans Group Ltd. (Real Estate)	507,470
3,126,000	China Overseas Land & Investment Ltd. (Real Estate)	9,695,332
22,600	Focus Media Holding Ltd. ADR (Media)(a)	571,554
1,554,000	Guangdong Investment Ltd. (Utilities)	1,290,055
2,854,000	Kunlun Energy Co. Ltd. (Energy)	5,931,554
2,476,500	KWG Property Holding Ltd. (Real Estate)	1,879,317
354,000	Lee & Man Paper Manufacturing Ltd. (Materials)	238,917
2,340,500	Shimao Property Holdings Ltd. (Real Estate)	5,175,474
13,204,000	Yuexiu Property Co. Ltd. (Real Estate)	4,718,538

		38,775,636

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – 9.2%
14,650	Asian Paints Ltd. (Materials)	$ 1,239,623
12,076	Bajaj Auto Ltd. (Automobiles & Components)	460,416
40,035	Bajaj Finserv Ltd. (Insurance)	640,583
58,196	Bajaj Holdings and Investment Ltd. (Diversified Financials)	1,059,084
12,179	Bank of Baroda (Banks)	198,722
426,727	Cairn India Ltd. (Energy)	2,593,829
14,393	HDFC Bank Ltd. ADR (Banks)	578,886
177,998	Hindustan Zinc Ltd. (Materials)	429,214
569,917	Indiabulls Financial Services Ltd. (Diversified Financials)	3,502,515
634,185	Indian Bank (Banks)	2,408,314
291,135	Mahindra & Mahindra Ltd. (Automobiles & Components)	4,869,273
124,550	Power Finance Corp. Ltd. (Diversified Financials)	493,871
459,637	Reliance Capital Ltd. (Diversified Financials)	4,104,999
726,004	Reliance Industries Ltd. (Energy)	12,103,230
223,377	Rural Electrification Corp. Ltd. (Diversified Financials)	1,013,180
419,831	Satyam Computer Services Ltd. (Software & Services)*	942,811
3,179	Shree Cement Ltd. (Materials)	266,668
25,713	Shriram Transport Finance Co. Ltd. (Diversified Financials)	381,693
109,338	Sterlite Industries India Ltd. (Materials)	233,285
115,763	Tata Consultancy Services Ltd. (Software & Services)	2,926,647
513,566	Tata Global Beverages Ltd. (Food, Beverage & Tobacco)	1,439,762
1,582,798	Tata Motors Ltd. (Automobiles & Components)	8,806,100
71,473	Ultratech Cement Ltd. (Materials)	2,556,414
50,691	Wockhardt Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,663,203
357,274	Zee Entertainment Enterprises Ltd. (Media)	1,546,270

		56,458,592

Indonesia – 1.1%
2,064,000	PT Bank Negara Indonesia (Persero) Tbk (Banks)	831,999
1,310,500	PT Bank Rakyat Indonesia (Persero) Tbk (Banks)	1,070,252
1,305,000	PT Indocement Tunggal Prakarsa Tbk (Materials)	2,914,399
314,500	PT Indofood CBP Sukses Makmur Tbk (Food, Beverage & Tobacco)	258,643

Shares	Description	Value
Common Stocks – (continued)
Indonesia – (continued)
2,911,000	PT Perusahaan Gas Negara Persero Tbk (Utilities)	$ 1,397,514

		6,472,807

Luxembourg – 0.1%
152,165	Brait SE (Diversified Financials)*	543,830

Malaysia – 2.3%
3,658,500	AMMB Holdings Berhad (Diversified Financials)	7,488,915
2,313,000	Genting Malaysia Berhad (Consumer Services)	2,732,590
640,200	IHH Healthcare Berhad (Health Care Equipment & Services)*	678,389
268,300	KLCC Property Holdings Berhad (Real Estate)	543,163
409,500	Kulim Malaysia Berhad (Food, Beverage & Tobacco)	474,477
885,900	Telekom Malaysia Berhad (Telecommunication Services)	1,582,474
407,800	Top Glove Corp. Berhad (Health Care Equipment & Services)	686,448

		14,186,456

Mexico – 2.6%
135,335	America Movil SAB de CV Series L ADR (Telecommunication Services)	3,405,029
320,820	Cemex SAB de CV ADR (Materials)*	3,480,897
74,900	Controladora Comercial Mexicana SA de CV (Food & Staples Retailing)	272,452
20,470	Grupo Aeroportuario del Pacifico SAB de CV ADR (Transportation)	1,274,053
38,130	Grupo Aeroportuario del Sureste SAB de CV ADR (Transportation)	4,553,103
129,900	Grupo Carso SAB de CV Series A-1 (Capital Goods)	630,671
78,100	Grupo Mexico SAB de CV Series B (Materials)	291,034
125,500	Grupo Modelo SAB de CV Series C (Food, Beverage & Tobacco)	1,067,894
34,720	Grupo Televisa SAB ADR (Media)	972,507
131,200	Inmuebles Carso SAB de CV Series B-1 (Diversified Financials)*	113,507

		16,061,147

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Philippines – 0.3%
433,380	Metropolitan Bank & Trust (Banks)	$ 1,123,081
429,840	Universal Robina Corp. (Food, Beverage & Tobacco)	923,387

		2,046,468

Poland – 2.1%
17,315	Eurocash SA (Food & Staples Retailing)	281,750
150,663	KGHM Polska Miedz SA (Materials)	9,219,269
207,028	PGE SA (Utilities)	1,141,795
50,221	Polski Koncern Naftowy Orlen SA (Energy)*	795,075
718,818	Synthos SA (Materials)	1,220,029

		12,657,918

Russia – 7.1%
129,949	OAO Gazprom Neft ADR (Energy)(a)	3,155,215
241,217	OAO Lukoil ADR (Energy)	16,265,139
76,914	OAO Tatneft ADR (Energy)	3,542,629
129,720	OJSC MMC Norilsk Nickel ADR (Materials)	2,584,190
216,600	OJSC Mobile Telesystems ADR (Telecommunication Services)	4,258,356
70,034	Phosagro OAO GDR (Materials)	969,971
3,419,780	Sberbank of Russia (Banks)	12,473,043

		43,248,543

South Africa – 5.2%
649,846	AVI Ltd. (Food, Beverage & Tobacco)	3,968,857
2,743,698	FirstRand Ltd. (Diversified Financials)	9,892,145
42,679	Investec Ltd. (Diversified Financials)	308,387
32,468	Kumba Iron Ore Ltd. (Materials)	2,186,433
91,906	Liberty Holdings Ltd. (Insurance)	1,183,005
74,251	Mondi Ltd. (Materials)	883,002
270,061	Pick’n Pay Holdings Ltd. (Food & Staples Retailing)	591,149
577,076	Redefine Properties Ltd. (Real Estate)	618,691
243,719	RMB Holdings Ltd. (Diversified Financials)	1,168,904
640,877	Super Group Ltd. (Retailing)*	1,288,348

Shares	Description	Value
Common Stocks – (continued)
South Africa – (continued)
713,933	Vodacom Group Ltd. (Telecommunication Services)	$ 9,930,162

		32,019,083

South Korea – 12.1%
248	ABLE C&C (Household & Personal Products)	17,345
2,591	AmorePacific Group (Household & Personal Products)	980,163
72,270	Grand Korea Leisure Co. Ltd. (Consumer Services)	2,040,386
6,638	GS Holdings (Energy)	432,960
36,990	Hanwha Life Insurance Co. Ltd. (Insurance)	251,886
19,540	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	601,070
45,392	Hyundai Motor Co. (Automobiles & Components)	8,547,837
1,957	Hyundai Wia Corp. (Automobiles & Components)	264,131
2,808	KCC Corp. (Capital Goods)	750,305
130,557	Kia Motors Corp. (Automobiles & Components)	6,201,354
16,710	Korea Kolmar Holdings Co. Ltd. (Household & Personal Products)	206,471
10,443	Korea Zinc Co. Ltd. (Materials)	3,682,259
21,841	LG Corp. (Capital Goods)	1,286,663
166,710	LG Display Co. Ltd. (Technology Hardware & Equipment)*	4,476,738
28,040	LG International Corp. (Capital Goods)	1,158,515
93,380	Macquarie Korea Infrastructure Fund (Diversified Financials)	570,255
8,754	Modetour Network, Inc. (Consumer Services)	253,436
33,353	Paradise Co. Ltd. (Consumer Services)	588,232
19,209	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	25,556,306
64,952	Samsung Life Insurance Co. Ltd. (Insurance)	6,263,753
16,714	Samyang Holdings Corp. (Food, Beverage & Tobacco)	1,040,505
14,044	SK Holdings Co. Ltd. (Capital Goods)	2,219,469
5,123	SK Innovation Co. Ltd. (Energy)	807,325
54,061	S-Oil Corp. (Energy)	4,863,139
54,500	Woori Finance Holdings Co. Ltd. (Banks)	640,795

		73,701,298

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Taiwan – 11.6%
2,040,000	Asia Cement Corp. (Materials)	$ 2,596,764
471,880	Asustek Computer, Inc. (Technology Hardware & Equipment)	5,408,005
772,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	1,588,412
57,000	Chong Hong Construction Co. (Real Estate)	189,441
499,000	Grape King Industrial Co. (Household & Personal Products)	1,277,612
4,092,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	11,715,463
812,000	Huang Hsiang Construction Co. (Real Estate)	2,089,900
313,000	Kindom Construction Co. (Real Estate)	257,281
2,808,505	Mega Financial Holding Co. Ltd. (Banks)	2,300,166
424,000	Novatek Microelectronics Corp. Ltd. (Semiconductors & Semiconductor Equipment)	1,687,007
5,168,000	Pou Chen Corp. (Consumer Durables & Apparel)	5,164,253
1,915,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	7,434,056
494,000	Systex Corp. (Software & Services)*	601,296
3,242,000	Taishin Financial Holding Co. Ltd. (Banks)	1,284,871
979,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	17,378,104
5,089,190	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	8,939,945
1,373,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	997,821

		70,910,397

Thailand – 2.9%
382,700	Advanced Info Service PCL (Registered) (Telecommunication Services)	2,697,847
268,600	Airports of Thailand PCL (Transportation)	949,974
650,600	Bangkok Bank PCL (Banks)	4,797,991
310,000	Supalai PCL (Real Estate)	199,550
3,399,400	Thai Oil PCL (Energy)	8,406,993

Shares	Description	Value
Common Stocks – (continued)
Thailand – (continued)
217,800	Tisco Financial Group PCL (Banks)	$ 383,451

		17,435,806

Turkey – 6.0%
233,823	Dogus Otomotiv Servis ve Ticaret AS (Retailing)	1,192,576
111,946	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)	675,420
19,340	Tupras Turkiye Petrol Rafinerileri AS (Energy)	533,478
2,487,580	Turk Hava Yollari (Transportation)*	9,240,934
36,039	Turkiye Halk Bankasi AS (Banks)	355,846
3,380,285	Turkiye Is Bankasi Class C (Banks)	12,490,906
1,408,192	Turkiye Sinai Kalkinma Bankasi AS (Banks)	1,819,033
3,022,189	Turkiye Vakiflar Bankasi T.A.O Class D (Banks)	8,831,334
249,251	Ulker Biskuvi Sanayi AS (Food, Beverage & Tobacco)	1,417,205

		36,556,732

TOTAL COMMON STOCKS		$ 560,115,681

Preferred Stocks – 5.8%
Brazil – 5.2%
225,500	Companhia de Bebidas das Americas Preference Shares ADR (Food, Beverage & Tobacco)(a)	$ 10,612,030
1,284,100	Itausa – Investimentos Itau SA Preference Shares (Banks)	6,499,976
786,600	Klabin SA Preference Shares (Materials)	5,391,865
252,700	Petroleo Brasileiro SA Preference Shares (Energy)	2,286,111
359,100	Vale SA Preference Shares (Materials)	6,958,918

		31,748,900

Russia – 0.2%
1,009,484	OJSC Surgutneftegas Preference Shares (Energy)	767,541
87,900	Sberbank of Russia Preference Shares (Banks)	228,496

		996,037

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Preferred Stocks – (continued)
South Korea – 0.4%
4,144	Hyundai Motor Co. Preference Shares (Automobiles & Components)	$ 284,310
3,147	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	2,452,263

		2,736,573

TOTAL PREFERRED STOCKS		$ 35,481,510

Exchange Traded Fund – 2.0%
Other – 2.0%
281,513	Vanguard FTSE Emerging Markets	$ 12,544,219

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$608,141,410

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 0.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
3,501,725	0.115%	$ 3,501,725

TOTAL INVESTMENTS – 100.0%		$611,643,135

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		121,826

NET ASSETS – 100.0%		$611,764,961

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$535,719,988

Gross unrealized gain	87,605,342
Gross unrealized loss	(11,682,195)

Net unrealized security gain	$75,923,147

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Australia – 3.9%
553,391	Adelaide Brighton Ltd. (Materials)	$ 1,956,506
227,362	Arrium Ltd. (Materials)	227,133
80,295	Australia & New Zealand Banking Group Ltd. (Banks)	2,230,098
635,314	AWE Ltd. (Energy)*	845,823
51,138	BC Iron Ltd. (Materials)(a)	190,356
120,036	BHP Billiton Ltd. (Materials)	4,721,259
195,126	BlueScope Steel Ltd. (Materials)*	689,737
113,443	Cabcharge Australia Ltd. (Commercial & Professional Services)	581,618
65,041	Caltex Australia Ltd. (Energy)	1,319,751
96,657	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,394,994
61,131	Commonwealth Bank of Australia (Banks)	4,112,555
58,663	Fortescue Metals Group Ltd. (Materials)	287,747
90,545	GUD Holdings Ltd. (Consumer Durables & Apparel)	788,073
108,521	Insurance Australia Group Ltd. (Insurance)	567,805
6,442	National Australia Bank Ltd. (Banks)	184,079
132,498	NIB Holdings Ltd. (Insurance)	302,550
90,297	Ramsay Health Care Ltd. (Health Care Equipment & Services)	2,781,604
5,207	Rio Tinto Ltd. (Materials)	361,634
106,848	Skilled Group Ltd. (Commercial & Professional Services)	309,861
68,513	Tabcorp Holdings Ltd. (Consumer Services)	218,054
15,594	Telstra Corp. Ltd. (Telecommunication Services)	74,851
23,993	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	119,078
42,732	Wesfarmers Ltd. (Food & Staples Retailing)	1,676,946
94,374	Westfield Group (REIT)	1,101,339
475,332	Westfield Retail Trust (REIT)	1,591,855
277,561	Westpac Banking Corp. (Banks)	8,119,995
32,794	Woodside Petroleum Ltd. (Energy)	1,214,769

		37,970,070

Austria – 0.7%
89,486	Erste Group Bank AG (Banks)*	3,011,111
26,803	Oesterreichische Post AG (Transportation)	1,172,833
53,879	Raiffeisen Bank International AG (Banks)(a)	2,419,792

		6,603,736

Shares	Description	Value
Common Stocks – (continued)
Belgium – 1.7%
100,162	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	$ 8,813,113
11,930	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	287,000
21,697	Groupe Bruxelles Lambert SA (Diversified Financials)	1,810,855
80,857	KBC Groep NV (Banks)	3,183,057
12,297	Solvay SA (Materials)	1,932,030

		16,026,055

Bermuda – 0.4%
310,493	Catlin Group Ltd. (Insurance)	2,575,620
157,811	Hiscox Ltd. (Insurance)	1,185,910

		3,761,530

Denmark – 0.7%
6,693	Carlsberg A/S Class B (Food, Beverage & Tobacco)	715,941
9,333	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,718,132
96,743	Pandora A/S (Consumer Durables & Apparel)(a)	2,390,569
4,688	Royal UNIBREW A/S (Food, Beverage & Tobacco)	435,203
8,378	Topdanmark A/S (Insurance)*	1,837,418

		7,097,263

Finland – 0.3%
70,017	Metso OYJ (Capital Goods)	3,130,842

France – 10.1%
60,410	Accor SA (Consumer Services)	2,358,102
61,288	AXA SA (Insurance)	1,134,744
29,983	BNP Paribas SA (Banks)	1,881,264
4,318	Christian Dior SA (Consumer Durables & Apparel)	754,035
82,334	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	7,657,352
161,096	Danone SA (Food, Beverage & Tobacco)	11,164,293
4,807	Euler Hermes SA (Insurance)	428,773
33,134	Fonciere Des Regions (REIT)	2,797,483
2,620	Gecina SA (REIT)	296,760
10,054	Hermes International (Consumer Durables & Apparel)	3,267,084
21,966	JCDecaux SA (Media)	613,537
271,718	Legrand SA (Capital Goods)	12,327,067
17,848	M6 Metropole Television SA (Media)	298,705
129,688	Natixis (Banks)	513,877

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
6,208	Nexity SA (Consumer Durables & Apparel)	$ 189,469
159,708	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	15,569,318
24,635	Schneider Electric SA (Capital Goods)	1,874,175
297,034	Total SA (Energy)	16,096,954
2,528	Unibail-Rodamco SE (REIT)	597,042
331,768	Vinci SA (Capital Goods)	16,888,194

		96,708,228

Germany – 12.3%
90,762	Allianz SE (Registered) (Insurance)	12,986,874
50,998	Axel Springer AG (Media)	2,382,572
205,747	BASF SE (Materials)	20,838,178
160,873	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	15,875,384
47,585	Bayerische Motoren Werke AG (Automobiles & Components)	4,792,688
2,228	Bijou Brigitte AG (Consumer Durables & Apparel)	220,838
865,675	Commerzbank AG (Banks)*	1,895,466
45,417	Continental AG (Automobiles & Components)	5,330,167
46,461	Daimler AG (Registered) (Automobiles & Components)	2,704,130
326,556	Deutsche Bank AG (Registered) (Diversified Financials)	16,889,281
108,007	Deutsche Boerse AG (Diversified Financials)	7,111,968
113,172	Deutsche Post AG (Registered) (Transportation)	2,657,491
221,646	Deutsche Telekom AG (Registered) (Telecommunication Services)	2,722,962
24,612	E.ON SE (Utilities)	427,959
3,298	Fielmann AG (Retailing)	336,718
9,158	Henkel AG & Co. KGaA (Household & Personal Products)	679,333
23,552	Leoni AG (Automobiles & Components)	1,019,112
21,177	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	2,944,288
11,025	Metro AG
	(Food & Staples Retailing)	340,485
4,965	Pfeiffer Vacuum Technology AG (Capital Goods)	618,599
46,219	Rheinmetall AG (Capital Goods)	2,460,333
117,005	SAP AG (Software & Services)	9,595,258

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
19,509	Siemens AG (Registered) (Capital Goods)	$ 2,137,474
28,789	SMA Solar Technology AG (Semiconductors & Semiconductor Equipment)(a)	741,708

		117,709,266

Hong Kong – 1.7%
769,000	AIA Group Ltd. (Insurance)	3,059,173
88,000	BOC Hong Kong Holdings Ltd. (Banks)	303,662
177,500	CLP Holdings Ltd. (Utilities)	1,508,283
12,600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	153,720
128,000	First Pacific Co. Ltd. (Diversified Financials)	164,860
29,100	Hang Seng Bank Ltd. (Banks)	476,520
111,000	Hutchison Whampoa Ltd. (Capital Goods)	1,240,656
6,000	Jardine Strategic Holdings Ltd. (Capital Goods)	229,543
90,000	KWG Property Holding Ltd. (Real Estate)	68,298
1,171,200	MGM China Holdings Ltd. (Consumer Services)	2,769,525
45,000	Shimao Property Holdings Ltd. (Real Estate)	99,507
122,000	Swire Pacific Ltd. Class A (Real Estate)	1,565,912
85,000	Swire Pacific Ltd. Class B (Real Estate)	207,413
91,358	The Link REIT (REIT)	474,966
686,000	Wheelock & Co. Ltd. (Real Estate)	3,865,622

		16,187,660

Ireland – 0.2%
489,992	Beazley PLC (Insurance)	1,425,253
40,255	Elan Corp. PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	423,080

		1,848,333

Israel – 0.5%
126,341	Bank Hapoalim B.M. (Banks)*	532,647
29,855	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	34,988
924	Delek Group Ltd. (Energy)	228,247
42,755	Israel Chemicals Ltd. (Materials)	567,858
3,649	Mellanox Technologies Ltd. (Semiconductors & Semiconductor Equipment)*	185,331

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
47,520	Mizrahi Tefahot Bank Ltd. (Banks)*	$ 503,173
305	NICE Systems Ltd. ADR (Software & Services)*	11,251
80,561	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	3,060,512

		5,124,007

Italy – 5.4%
787,819	Banca Carige SpA (Banks)(a)	882,435
42,729	Banca Generali SpA (Diversified Financials)	818,993
2,062,652	Banca Monte dei Paschi di Siena SpA (Banks)*	689,009
650,317	Banca Popolare dell’Emilia Romagna Scrl (Banks)	5,744,403
58,636	Banca Popolare di Sondrio Scarl (Banks)	422,380
48,117	Credito Emiliano SpA (Banks)	287,845
2,519,574	Enel SpA (Utilities)	10,985,774
643,779	Eni SpA (Energy)	16,080,018
95,184	Geox SpA (Consumer Durables & Apparel)(a)	334,479
871,751	Impregilo SpA (Capital Goods)	4,521,690
2,034,466	Intesa Sanpaolo SpA (Banks)	4,146,953
100,721	Lottomatica Group SpA (Consumer Services)	2,490,266
353,434	Saras SpA (Energy)*	476,004
581,648	UniCredit SpA (Banks)*	3,754,632
103,072	Unione di Banche Italiane ScpA (Banks)	537,962

		52,172,843

Japan – 17.0%
20,800	AEON Credit Service Co. Ltd. (Diversified Financials)	431,555
98,600	Aisin Seiki Co. Ltd. (Automobiles & Components)	3,229,792
70,000	Amada Co. Ltd. (Capital Goods)	437,467
10,300	Aoyama Trading Co. Ltd. (Retailing)	202,153
1,190,000	Aozora Bank Ltd. (Banks)	3,345,567
1,205,000	Asahi Glass Co. Ltd. (Capital Goods)	7,994,550
40,000	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	850,108
23,700	ASKUL Corp. (Retailing)	351,668
217,100	Brother Industries Ltd. (Technology Hardware & Equipment)	2,308,370
41,000	Canon, Inc. (Technology Hardware & Equipment)	1,493,024
29,000	Century Tokyo Leasing Corp. (Diversified Financials)	647,743
82,600	Chubu Electric Power Co., Inc. (Utilities)	1,043,375

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
25,000	Chugoku Marine Paints Ltd. (Materials)	$ 131,831
17,800	Cocokara fine, Inc. (Food & Staples Retailing)	583,623
12,300	Credit Saison Co. Ltd. (Diversified Financials)	260,280
52,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	420,391
327,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	6,802,452
318,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,383,893
437,000	Daiwa Securities Group, Inc. (Diversified Financials)	2,541,768
662,000	DIC Corp. (Materials)	1,310,664
84,100	Electric Power Development Co. Ltd. (Utilities)	1,933,541
19,200	FamilyMart Co. Ltd. (Food & Staples Retailing)	771,284
185,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	2,502,075
6,000	HIS Co. Ltd. (Consumer Services)	204,746
32,100	Hitachi Capital Corp. (Diversified Financials)	639,706
221,000	Hitachi Ltd. (Technology Hardware & Equipment)	1,311,436
21,200	Hokuriku Electric Power Co. (Utilities)	233,731
1,393	Inpex Corp. (Energy)	8,065,162
1,229,000	Isuzu Motors Ltd. (Automobiles & Components)	7,707,691
186,600	IT Holdings Corp. (Software & Services)	2,651,401
119,800	Japan Airlines Co. Ltd. (Transportation)*	4,941,945
337	Japan Prime Realty Investment Corp. (REIT)	958,137
5,000	JGC Corp. (Capital Goods)	141,744
55,800	Kao Corp. (Household & Personal Products)	1,600,673
717,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	1,361,259
22,600	KDDI Corp. (Telecommunication Services)	1,681,583
484,000	Kobe Steel Ltd. (Materials)	597,749
273,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	2,180,448
22,800	Kyokuto Securities Co. Ltd. (Diversified Financials)	284,494
8,000	Maeda Road Construction Co. Ltd. (Capital Goods)	119,226
3,900	Makita Corp. (Capital Goods)	189,936
22,200	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	538,556
28,500	Mirait Holdings Corp. (Capital Goods)	236,618

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
548,500	Mitsubishi Chemical Holdings Corp. (Materials)	$ 2,539,788
118,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	630,984
1,431,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	8,138,301
3,830	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	174,024
25,200	Mitsui & Co. Ltd. (Capital Goods)	380,866
387,300	Mizuho Financial Group, Inc. (Banks)	773,043
10,000	Nihon Parkerizing Co. Ltd. (Materials)	164,827
278,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	1,339,789
445,000	Nippon Express Co. Ltd. (Transportation)	1,836,731
23,000	Nippon Shokubai Co. Ltd. (Materials)	221,854
96,000	Nippon Soda Co. Ltd. (Materials)	435,802
40,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,683,634
150,200	Nomura Holdings, Inc. (Diversified Financials)	859,787
133,800	Nomura Real Estate Holdings, Inc. (Real Estate)	2,441,605
268	NTT Data Corp. (Software & Services)	818,160
856	NTT DoCoMo, Inc. (Telecommunication Services)	1,297,763
93,000	OKK Corp. (Capital Goods)*	135,223
3,900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	205,472
16,610	ORIX Corp. (Diversified Financials)	1,776,949
259,000	Osaka Gas Co. Ltd. (Utilities)	971,531
1,600	Otsuka Corp. (Software & Services)	130,980
117,500	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,790,294
35,100	Park24 Co. Ltd. (Commercial & Professional Services)	633,572
12,800	Pola Orbis Holdings, Inc. (Household & Personal Products)	389,635
35,900	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,193,527
178,400	Round One Corp. (Consumer Services)	1,035,546
45,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	433,561

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
35,000	Shinmaywa Industries Ltd.
	(Capital Goods)	$ 232,559
46,900	Showa Corp. (Automobiles &
	Components)	503,910
59,000	Softbank Corp.
	(Telecommunication Services)	2,102,272
50,000	Sumikin Bussan Corp.
	(Capital Goods)	159,346
170,000	Sumitomo Chemical Co. Ltd.
	(Materials)	497,340
662,200	Sumitomo Corp.
	(Capital Goods)	8,565,770
203,500	Sumitomo Electric Industries Ltd. (Capital Goods)	2,290,935
578,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	2,550,611
194,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	7,815,894
989,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	3,652,925
127,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	425,375
29,500	Suzuki Motor Corp. (Automobiles & Components)	774,073
23,800	T&D Holdings, Inc. (Insurance)	293,658
37,600	Taikisha Ltd. (Capital Goods)	756,559
191	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	273,713
58,000	The Eighteenth Bank Ltd. (Banks)	150,903
101,500	The Kansai Electric Power Co., Inc. (Utilities)	967,050
79,000	The Nippon Road Co. Ltd. (Capital Goods)	353,257
40,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	200,570
402,000	Toko, Inc. (Technology Hardware & Equipment)*	965,379
76,600	Tokyo Ohka Kogyo Co. Ltd. (Materials)	1,490,808
80,000	Tokyo Tatemono Co. Ltd. (Real Estate)	374,409
288,000	Tokyu Land Corp. (Real Estate)	2,051,525
20,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	124,136
58,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	334,609
8,400	Toyoda Gosei Co. Ltd. (Automobiles & Components)	186,119
175,500	Toyota Motor Corp. (Automobiles & Components)	8,382,661
41,900	TSI Holdings Co. Ltd. (Consumer Durables & Apparel)	223,007
18,100	Tsukui Corp. (Health Care Equipment & Services)	369,125

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
8,200	UKC Holdings Corp. (Semiconductors & Semiconductor Equipment)	$ 171,234
57,000	Uniden Corp. (Technology Hardware & Equipment)	142,337
77,000	UNY Co. Ltd. (Food & Staples Retailing)	570,822

		163,009,554

Luxembourg – 1.1%
44,253	Aperam (Materials)	641,557
261,850	SES SA SDR (Media)	8,013,702
104,234	Tenaris SA (Energy)	2,186,548

		10,841,807

Netherlands – 2.7%
12,212	ASML Holding NV (Semiconductors & Semiconductor Equipment)	916,085
34,732	BinckBank NV (Diversified Financials)	336,182
165,859	Delta Lloyd NV (Insurance)	3,266,931
73,023	Heineken Holding NV (Food, Beverage & Tobacco)	4,314,571
322,313	ING Groep NV CVA (Diversified Financials)*	3,259,968
52,029	Koninklijke Ahold NV (Food & Staples Retailing)	764,545
123,956	Royal Dutch Shell PLC Class A (Energy)	4,386,618
22,363	Royal Dutch Shell PLC Class B (Energy)	812,826
229,843	TomTom NV (Consumer Durables & Apparel)*(a)	1,192,046
159,069	Unilever NV CVA (Food, Beverage & Tobacco)	6,444,876
26,355	USG People NV (Commercial & Professional Services)	224,307

		25,918,955

Norway – 2.3%
181,196	DNB ASA (Banks)	2,538,264
139,435	Gjensidige Forsikring ASA (Insurance)	2,191,677
426,134	Statoil ASA (Energy)	11,353,273
1,630,000	STX OSV Holdings Ltd. (Capital Goods)	1,659,574
48,039	Telenor ASA (Telecommunication Services)	1,058,324
56,566	Yara International ASA (Materials)	3,016,571

		21,817,683

Shares	Description	Value
Common Stocks – (continued)
Singapore – 2.2%
178,000	Ascott Residence Trust (REIT)(a)	$ 199,130
166,000	CapitaCommercial Trust (REIT)	223,278
170,000	ComfortDelGro Corp. Ltd. (Transportation)	265,067
462,120	DBS Group Holdings Ltd. (Banks)	5,585,273
47,000	Fortune Real Estate Investment Trust (REIT)	41,458
190,000	Frasers Commercial Trust (REIT)	204,931
144,000	Ho Bee Investment Ltd. (Real Estate)	222,282
542,000	Hutchison Port Holdings Trust Class U (Transportation)	444,072
39,523	Jardine Cycle & Carriage Ltd. (Retailing)	1,615,865
122,000	Keppel Corp. Ltd. (Capital Goods)	1,133,580
81,000	Mapletree Logistics Trust (REIT)	76,555
66,000	OSIM International Ltd. (Retailing)	96,003
93,000	Oversea-Chinese Banking Corp. Ltd. (Banks)	734,700
87,000	SembCorp Industries Ltd. (Capital Goods)	385,354
116,000	Singapore Airlines Ltd. (Transportation)	1,030,141
791,780	Singapore Telecommunications Ltd. (Telecommunication Services)	2,237,769
345,000	Suntec Real Estate Investment Trust (REIT)	472,622
102,000	United Overseas Bank Ltd. (Banks)	1,553,418
575,000	UOL Group Ltd. (Real Estate)	2,904,194
479,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	1,477,201
141,000	Wing Tai Holdings Ltd. (Real Estate)	216,779

		21,119,672

Spain – 2.2%
17,041	ACS Actividades de Construccion y Servicios SA (Capital Goods)	409,040
451,278	Amadeus IT Holding SA Class A (Software & Services)(a)	11,308,537
1,675,769	Banco Popular Espanol SA (Banks)	1,515,416
215,684	Bankinter SA (Banks)(a)	1,173,895
92,933	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)*	3,163,275

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
234,506	Telefonica SA
	(Telecommunication Services)	$ 3,394,002

		20,964,165

Sweden – 1.9%
24,885	Clas Ohlson AB Class B (Retailing)	371,643
28,756	Electrolux AB Class B (Consumer Durables & Apparel)	759,483
28,945	Hexpol AB (Materials)	1,600,886
21,289	Investment AB Kinnevik Class B (Diversified Financials)	491,703
796,877	Nordea Bank AB (Banks)	8,789,019
176,159	Swedbank AB Class A (Banks)	4,159,582
144,666	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,682,648

		17,854,964

Switzerland – 4.6%
14,824	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	734,319
3,670	EMS-Chemie Holding AG (Materials)	931,827
2,057	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	1,381,530
30,613	Geberit AG (Registered) (Capital Goods)*	7,161,192
1,036	Helvetia Holding AG (Registered) (Insurance)	421,947
142,197	Nestle SA (Registered) (Food, Beverage & Tobacco)	9,984,716
104,087	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,075,466
128,395	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	1,576,472
4,713	Pargesa Holding SA (Diversified Financials)	349,286
45,710	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	10,103,698
49,436	Swiss Re AG (Insurance)*	3,675,463
58,427	Xstrata PLC (Materials)	1,094,211

		44,490,127

United Kingdom – 25.2%
568,510	Aberdeen Asset Management PLC (Diversified Financials)	3,628,363
84,424	Admiral Group PLC (Insurance)	1,639,455

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
203,063	AMEC PLC (Energy)	$ 3,479,469
237,902	Amlin PLC (Insurance)	1,447,032
57,935	Anglo American PLC (Materials)	1,732,917
134,131	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	6,481,178
3,342,201	Barclays PLC (Banks)	16,046,112
776,866	Barratt Developments PLC (Consumer Durables & Apparel)*	2,680,198
67,211	Berendsen PLC (Commercial & Professional Services)	650,642
429,669	BG Group PLC (Energy)	7,626,158
455,253	BHP Billiton PLC (Materials)	15,611,485
40,628	Bodycote PLC (Capital Goods)	297,552
16,159	BP PLC (Energy)	119,617
93,553	BP PLC ADR (Energy)	4,164,980
356,545	British American Tobacco PLC (Food, Beverage & Tobacco)	18,530,214
91,566	Cobham PLC (Capital Goods)	307,382
281,053	Devro PLC (Food, Beverage & Tobacco)	1,518,968
158,588	Diageo PLC (Food, Beverage & Tobacco)	4,720,871
477,348	easyJet PLC (Transportation)	7,043,887
772,982	Firstgroup PLC (Transportation)	2,378,342
438,444	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	19,997,431
350,468	Hammerson PLC (REIT)	2,697,926
360,433	Home Retail Group PLC (Retailing)(a)	685,669
1,445,124	HSBC Holdings PLC (Banks)	16,433,607
103,735	IMI PLC (Capital Goods)	1,923,282
79,512	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	2,956,590
57,890	InterContinental Hotels Group PLC (Consumer Services)	1,699,091
29,100	Keller Group PLC (Capital Goods)	340,446
467,324	Ladbrokes PLC (Consumer Services)	1,573,479
76,815	Lancashire Holdings Ltd. (Insurance)	999,263
151,926	Lavendon Group PLC (Capital Goods)	421,985
256,719	Legal & General Group PLC (Insurance)	619,955
222,937	Mondi PLC (Materials)	2,641,318
702,621	National Grid PLC (Utilities)	7,693,449
52,732	Next PLC (Retailing)	3,392,199
41,470	Northgate PLC (Transportation)	209,318
70,541	Pace PLC (Technology Hardware & Equipment)	252,509
414,776	Petrofac Ltd. (Energy)	10,760,174
249,586	QinetiQ Group PLC (Capital Goods)	744,153

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
208,116	Rio Tinto PLC (Materials)	$ 11,757,361
33,362	Rotork PLC (Capital Goods)	1,401,071
132,043	SIG PLC (Capital Goods)	276,437
530,025	Standard Chartered PLC (Banks)	14,092,602
19,164	Subsea 7 SA (Energy)	462,939
792,932	Taylor Wimpey PLC (Consumer Durables & Apparel)	894,558
123,463	Tetragon Financial Group Ltd. (Diversified Financials)	1,419,824
781,174	TUI Travel PLC (Consumer Services)	3,598,440
42,582	Tullett Prebon PLC (Diversified Financials)	161,793
335,847	Tullow Oil PLC (Energy)	6,055,527
320,342	Unilever PLC (Food, Beverage & Tobacco)	13,048,642
40,314	Vesuvius PLC (Capital Goods)	231,354
256,413	Vodafone Group PLC (Telecommunication Services)	699,792
325,020	Vodafone Group PLC ADR (Telecommunication Services)(b)	8,879,547
29,170	WH Smith PLC (Retailing)(a)	308,097
419,367	William Hill PLC
	(Consumer Services)	2,558,346
20,291	WS Atkins PLC (Commercial &
	Professional Services)	266,843

		242,259,839

TOTAL COMMON STOCKS		$ 932,616,599

Preferred Stocks – 1.0%
Germany – 1.0%
60,848	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	$ 5,297,885
93,631	ProSiebenSat.1 Media AG Preference Shares (Media)	3,193,115
7,741	RWE AG Preference Shares (Utilities)	272,796
2,401	Volkswagen AG Preference Shares (Automobiles & Components)	594,429

TOTAL PREFERRED STOCKS		$ 9,358,225

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$ 941,974,824

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 1.6%
Goldman Sachs Financial Square Money Market Fund – FST Shares
15,447,119	0.115%	$ 15,447,119

TOTAL INVESTMENTS – 99.7%		$ 957,421,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,915,516

NET ASSETS – 100.0%		$ 960,337,459

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013 the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	188	March 2013	$6,920,272	$77,808
FTSE 100 Index	33	March 2013	3,276,359	144,881
Hang Seng Index	3	February 2013	459,860	1,498
MSCI Singapore Index	4	February 2013	238,129	1,016
SPI 200 Index	13	March 2013	1,642,019	64,650
TSE TOPIX Index	40	March 2013	4,100,826	329,767

TOTAL				$619,620

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$878,145,439

Gross unrealized gain	104,557,026
Gross unrealized loss	(25,280,522)

Net unrealized security gain	$79,276,504

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 94.1%
Australia – 8.7%
496,223	Adelaide Brighton Ltd. (Materials)	$ 1,754,389
541,973	Ardent Leisure Group (REIT)	877,223
704,867	Arrium Ltd. (Materials)	704,159
508,102	Atlas Iron Ltd. (Materials)	787,572
16,896	Aurora Oil & Gas Ltd. (Energy)*	66,852
68,554	Ausenco Ltd. (Capital Goods)	254,670
67,860	Australian Infrastructure Fund (Transportation)	219,370
79,504	Automotive Holdings Group Ltd. (Retailing)	298,853
849,485	AWE Ltd. (Energy)*	1,130,959
46,221	BC Iron Ltd. (Materials)(a)	172,053
369,807	Beach Energy Ltd. (Energy)	550,913
279,099	BlueScope Steel Ltd. (Materials)*	986,567
241,913	Cabcharge Australia Ltd. (Commercial & Professional Services)	1,240,280
262,594	Charter Hall Group (REIT)	931,953
695,149	Commonwealth Property Office Fund (REIT)	805,418
84,410	Envestra Ltd. (Utilities)	85,887
141,049	Evolution Mining Ltd. (Materials)*	228,288
179,134	FlexiGroup Ltd. (Diversified Financials)	750,940
37,780	Forge Group Ltd. (Capital Goods)	233,669
6,197	GrainCorp Ltd. Class A (Food, Beverage & Tobacco)	78,062
219,888	GUD Holdings Ltd. (Consumer Durables & Apparel)	1,913,830
45,486	iiNET Ltd. (Telecommunication Services)	216,926
57,560	Imdex Ltd. (Materials)	109,343
77,775	Investa Office Fund (REIT)	246,099
47,220	JB Hi-Fi Ltd. (Retailing)(a)	488,341
20,659	Karoon Gas Australia Ltd. (Energy)*	140,091
77,347	Kingsrose Mining Ltd. (Materials)	63,726
6,819	McMillan Shakespeare Ltd. (Commercial & Professional Services)	97,684
10,086	Medusa Mining Ltd. (Materials)	52,205
19,903	Mineral Deposits Ltd. (Materials)*	84,922
13,183	Monadelphous Group Ltd. (Capital Goods)	366,454
301,134	Northern Star Resources Ltd. (Materials)	349,976
388,925	NRW Holdings Ltd. (Capital Goods)	779,307
4,742	Perpetual Ltd. (Diversified Financials)	192,223
47,443	Primary Health Care Ltd. (Health Care Equipment & Services)	222,937
99,539	Regis Resources Ltd. (Materials)*	541,195

Shares	Description	Value
Common Stocks – (continued)
Australia – (continued)
244,701	Roc Oil Co. Ltd. (Energy)*	$ 122,804
1,030,473	Sigma Pharmaceuticals Ltd. (Health Care Equipment & Services)	716,431
475,826	Skilled Group Ltd. (Commercial & Professional Services)	1,379,905
782,315	Spark Infrastructure Group (Utilities)	1,432,315
161,436	STW Communications Group Ltd. (Media)	218,686
31,506	Wotif.com Holdings Ltd. (Retailing)	191,526

		22,085,003

Austria – 1.0%
2,893	AMAG Austria Metall AG (Materials)(b)	94,805
27,667	Conwert Immobilien Invest SE (Real Estate)(a)	375,512
31,486	Oesterreichische Post AG (Transportation)	1,377,749
2,449	Rosenbauer International AG (Capital Goods)	158,615
33,384	S IMMO AG (Real Estate)	212,093
13,444	Strabag SE (Capital Goods)	364,812

		2,583,586

Bahamas – 0.0%
517	United International Enterprises (Food, Beverage & Tobacco)	94,091

Belgium – 1.1%
2,507	Ackermans & van Haaren NV (Diversified Financials)	232,666
20,272	Compagnie Maritime Belge SA (Transportation)	415,632
8,525	EVS Broadcast Equipment SA (Technology Hardware & Equipment)	508,530
21,870	Galapagos NV (Pharmaceuticals, Biotechnology & Life Sciences)*	526,127
2,353	Gimv NV (Diversified Financials)	130,672
6,089	Kinepolis Group NV (Media)	711,960
8,085	Melexis NV (Semiconductors & Semiconductor Equipment)	153,360
13,093	Recticel SA (Materials)	101,155

		2,780,102

Bermuda – 0.3%
74,454	Catlin Group Ltd. (Insurance)	617,615
9,689	Hiscox Ltd. (Insurance)	72,811

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Bermuda – (continued)
94,465	Northern Offshore Ltd. (Energy)	$ 170,327

		860,753

China – 0.2%
21,500	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	83,186
409,000	China Minzhong Food Corp. Ltd. (Food, Beverage & Tobacco)*(a)	330,112
214,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	87,871
205,000	Sateri Holdings Ltd. (Materials)	51,032
93,000	SITC International Holdings Co. Ltd. (Transportation)	32,609

		584,810

Denmark – 2.7%
15,477	Chr. Hansen Holding A/S (Materials)	547,445
16,981	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	335,815
88,819	GN Store Nord A/S (Health Care Equipment & Services)	1,445,174
30,739	Pandora A/S (Consumer Durables & Apparel)(a)	759,576
930	Rockwool International A/S Class B (Capital Goods)	111,446
13,309	Royal UNIBREW A/S (Food, Beverage & Tobacco)	1,235,520
14,252	Schouw & Co. A/S (Capital Goods)	425,379
8,899	Sydbank A/S (Banks)*	175,399
8,726	Topdanmark A/S (Insurance)*	1,913,739

		6,949,493

Finland – 1.4%
7,119	Cramo OYJ (Capital Goods)	98,312
29,916	Kemira OYJ (Materials)	473,941
29,966	Ramirent OYJ (Capital Goods)	291,008
68,122	Rautaruukki OYJ (Materials)	490,008
24,048	Sanoma OYJ (Media)	243,282
60,580	Sponda OYJ (Real Estate)	293,196
75,803	Tieto OYJ (Software & Services)	1,685,822

		3,575,569

France – 3.5%
5,100	Altamir Amboise (Diversified Financials)	54,221
47,404	Assystem (Commercial & Professional Services)	1,066,531
9,937	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	423,123

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
20,806	Cegid Group (Software & Services)	$ 430,536
10,004	Ciments Francais SA (Materials)	607,587
36,009	Club Mediterranee SA (Consumer Services)*	682,076
879	Esso SA Francaise (Energy)	70,393
19,706	Etablissements Maurel et Prom (Energy)	363,918
15,171	Euler Hermes SA (Insurance)	1,353,216
1,081	FFP (Automobiles & Components)	45,971
12,455	M6 Metropole Television SA (Media)	208,447
59,708	Maurel & Prom Nigeria SA (Energy)*	212,483
12,333	Medica SA (Health Care Equipment & Services)	234,943
24,055	Mercialys SA (REIT)	535,150
7,220	Neopost SA (Technology Hardware & Equipment)(a)	412,115
4,362	Nexity SA (Consumer Durables & Apparel)	133,129
6,733	Parrot SA (Technology Hardware & Equipment)*	260,370
17,267	Plastic Omnium SA (Automobiles & Components)	675,341
14,556	Saft Groupe SA (Capital Goods)	393,164
1,482	SEB SA (Consumer Durables & Apparel)	118,479
12,283	Societe de la Tour Eiffel (REIT)	757,903

		9,039,096

Germany – 4.6%
21,663	Aareal Bank AG (Banks)*	516,067
19,171	ADVA Optical Networking SE (Technology Hardware & Equipment)*	116,995
11,691	CENTROTEC Sustainable AG (Capital Goods)	245,608
5,899	Cewe Color Holding AG (Commercial & Professional Services)	261,735
7,251	Comdirect Bank AG (Banks)	85,261
6,121	CropEnergies AG (Energy)	50,191
1,932	Delticom AG (Retailing)	92,896
21,176	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)*	1,088,760
26,820	Gildemeister AG (Capital Goods)	660,692
5,653	Grammer AG (Automobiles & Components)	151,162
21,807	Homag Group AG (Capital Goods)*	320,227
7,851	KUKA AG (Capital Goods)*	304,562
17,124	Leoni AG (Automobiles & Components)	740,968

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Germany – (continued)
6,447	Nemetschek AG (Software & Services)	$ 334,186
7,038	NORMA Group AG (Capital Goods)	204,576
7,704	Pfeiffer Vacuum Technology AG (Capital Goods)	959,857
5,749	R Stahl AG (Capital Goods)	226,335
53,443	Rheinmetall AG (Capital Goods)	2,844,881
10,307	Sixt AG (Transportation)	234,326
49,441	Symrise AG (Materials)	1,747,692
21,072	Takkt AG (Retailing)	300,851
1,983	Tipp24 SE (Consumer Services)*	123,856

		11,611,684

Hong Kong – 2.7%
1,410,000	Bonjour Holdings Ltd. (Retailing)	178,057
456,000	Brightoil Petroleum Holdings Ltd. (Energy)	88,812
346,000	Chen Hsong Holdings (Capital Goods)	114,256
31,000	Chow Sang Sang Holdings International Ltd. (Retailing)	82,083
451,500	Dickson Concepts International Ltd. (Retailing)	254,206
248,000	Dorsett Hospitality International Ltd. (Consumer Services)	66,513
938,000	Emperor International Holdings (Real Estate)	293,999
610,000	Emperor Watch & Jewellery Ltd. (Retailing)	75,540
348,815	Esprit Holdings Ltd. (Retailing)	485,209
324,000	Giordano International Ltd. (Retailing)	329,105
174,000	Glorious Sun Enterprises Ltd. (Consumer Durables & Apparel)	53,184
90,932	Great Eagle Holdings Ltd. (Real Estate)	353,115
538,100	HKR International Ltd. (Real Estate)	311,472
274,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	124,031
116,000	IT Ltd. (Retailing)	50,387
201,500	Johnson Electric Holdings Ltd. (Capital Goods)	142,335
47,000	Luk Fook Holdings International Ltd. (Retailing)	164,795
258,800	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	238,049
15,000	Melco International Development Ltd. (Consumer Services)	24,189
126,000	Newocean Energy Holdings Ltd. (Energy)	64,351
184,000	Norstar Founders Group Ltd. (Automobiles & Components)*	—

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
255,000	Pacific Basin Shipping Ltd. (Transportation)	$ 148,355
375,000	Pacific Textile Holdings Ltd. (Consumer Durables & Apparel)	337,689
850,000	Pico Far East Holdings Ltd. (Media)	233,569
611,000	Prosperity REIT (REIT)	196,930
210,000	Regal Hotels International Holdings Ltd. (Consumer Services)	105,319
43,000	Regal Real Estate Investment Trust (REIT)	12,541
1,008,000	Singamas Container Holdings Ltd. (Capital Goods)	290,955
11,668	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	20,820
109,138	SOCAM Development Ltd. (Capital Goods)	131,631
405,000	Sunlight Real Estate Investment Trust (REIT)	180,645
338,500	Techtronic Industries Co. (Consumer Durables & Apparel)	686,227
10,000	Television Broadcasts Ltd. (Media)	73,753
284,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	267,176
50,000	The United Laboratories International Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	22,890
100,000	Tian An China Investments Co. Ltd. (Real Estate)	67,437
170,000	Truly International Holdings (Technology Hardware & Equipment)	55,024
778,000	VST Holdings Ltd. (Technology Hardware & Equipment)	192,369
42,300	VTech Holdings Ltd. (Technology Hardware & Equipment)	487,424

		7,004,442

Ireland – 0.3%
6,453	FBD Holdings PLC (Insurance)	95,505
41,746	Grafton Group PLC (Capital Goods)	244,684
367,051	Total Produce PLC (Food & Staples Retailing)	298,325

		638,514

Israel – 0.9%
14,949	Africa-Israel Investments Ltd. (Real Estate)*	36,440
1,743	Airport City Ltd. (Real Estate)*	8,111
39,560	Alony Hetz Properties & Investments Ltd. (REIT)	248,647

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
2,359	AL-ROV (Israel) Ltd. (Real Estate)*	$ 61,076
33,206	Amot Investments Ltd. (Real Estate)	85,245
776	Babylon Ltd. (Software & Services)	5,147
254	Bayside Land Corp. (Real Estate)	50,561
16,372	Clal Industries Ltd. (Capital Goods)	57,887
2,646	Clal Insurance Enterprises Holdings Ltd. (Insurance)	39,677
1,840	Delek Automotive Systems Ltd. (Retailing)	16,940
1,147	Elbit Systems Ltd. (Capital Goods)	44,096
6,639	First International Bank Of Israel Ltd. (Banks)*	89,823
7,228	Frutarom Industries Ltd. (Materials)	91,767
8,667	Gazit-Globe Ltd. (Real Estate)	111,001
624	Harel Insurance Investments & Financial Services Ltd. (Insurance)	27,176
79,766	Israel Discount Bank Ltd. Class A (Banks)*	133,568
1,133	Ituran Location and Control Ltd. (Technology Hardware & Equipment)	16,154
3,425	JOEL-Jerusalem Oil Exploration (Real Estate)*	69,759
5,770	Jerusalem Economy Ltd. (Real Estate)*	32,924
5,716	Koor Industries Ltd. (Capital Goods)*	86,976
9,692	Matrix IT Ltd. (Software & Services)	44,447
2,507	Melisron Ltd. (Real Estate)	48,549
1,590	Naphtha Israel Petroleum Corp. Ltd. (Energy)*	7,249
4,433	Nitsba Holdings 1995 Ltd. (Real Estate)*	40,015
184,635	Oil Refineries Ltd. (Energy)*	94,727
42,629	Ormat Industries Ltd. (Capital Goods)*	251,783
30,146	Partner Communications Co. Ltd. (Telecommunication Services)	173,658
818	Paz Oil Co. Ltd. (Energy)*	122,111
5,114	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Food & Staples Retailing)	186,553
1,738	Retalix Ltd. (Software & Services)*	51,987
5,135	Shikun & Binui Ltd. (Capital Goods)	9,699
7,048	Shufersal Ltd. (Food & Staples Retailing)	21,623

Shares	Description	Value
Common Stocks – (continued)
Israel – (continued)
15,646	Union Bank of Israel Ltd. (Banks)*	$ 55,453

		2,420,829

Italy – 5.8%
7,938	Ansaldo STS SpA (Transportation)	81,713
103,579	ASTM SpA (Transportation)(a)	1,162,236
3,340	Azimut Holding SpA (Diversified Financials)	58,751
438,732	Banca Carige SpA (Banks)(a)	491,423
26,122	Banca Generali SpA (Diversified Financials)	500,684
10,543	Banca IFIS SpA (Diversified Financials)	96,199
23,048	Banca Popolare dell’Emilia Romagna Scrl (Banks)	203,588
299,342	Banca Popolare di Sondrio Scarl (Banks)	2,156,285
6,535	Brunello Cucinelli SpA (Consumer Durables & Apparel)*	131,308
84,378	Cairo Communication SpA (Media)	302,919
88,854	Credito Emiliano SpA (Banks)	531,542
31,345	Danieli & C. Officine Meccaniche SpA (Capital Goods)	969,345
135,401	Danieli & C. Officine Meccaniche SpA RSP (Capital Goods)	2,525,444
86,101	De’Longhi SpA (Consumer Durables & Apparel)	1,390,442
167,341	Impregilo SpA (Capital Goods)	867,982
43,677	Indesit Co. SpA (Consumer Durables & Apparel)	367,056
62,280	Lottomatica Group SpA (Consumer Services)	1,539,835
14,300	MARR SpA (Food & Staples Retailing)	160,202
71,800	Saras SpA (Energy)*	96,700
117,041	Societa Iniziative Autostradali e Servizi SpA (Transportation)	1,175,205

		14,808,859

Japan – 24.3%
9,600	Ai Holdings Corp. (Technology Hardware & Equipment)	79,893
8,300	Aichi Corp. (Capital Goods)	45,353
18,500	Aida Engineering Ltd. (Capital Goods)	140,127
22,100	Aisan Industry Co. Ltd. (Automobiles & Components)	186,279
32,600	Alpen Co. Ltd. (Retailing)	594,381
40,600	Amano Corp. (Technology Hardware & Equipment)	365,552
33,700	Aoyama Trading Co. Ltd. (Retailing)	661,412

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
32,900	Arcs Co. Ltd. (Food & Staples Retailing)	$ 616,219
29,500	Arnest One Corp. (Consumer Durables & Apparel)	472,016
18,100	ASKUL Corp. (Retailing)	268,574
7,700	Autobacs Seven Co. Ltd. (Retailing)	313,228
7,800	Avex Group Holdings, Inc. (Media)	210,828
16,400	Bank of the Ryukyus Ltd. (Banks)	204,438
29,200	Belluna Co. Ltd. (Retailing)	218,627
10,600	C. Uyemura & Co. Ltd. (Materials)	346,475
18,100	Century Tokyo Leasing Corp. (Diversified Financials)	404,281
12,700	Chiyoda Co. Ltd. (Retailing)	293,996
6,600	Chiyoda Integre Co. Ltd. (Capital Goods)	69,766
5,300	Chori Co. Ltd. (Retailing)	57,357
15,000	Chugoku Marine Paints Ltd. (Materials)	79,098
2,800	CMIC Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	42,743
23,400	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	313,538
11,600	Cocokara fine, Inc. (Food & Staples Retailing)	380,339
38	CyberAgent, Inc. (Media)	79,686
21,500	Daifuku Co. Ltd. (Capital Goods)	143,383
101,900	Daiichikosho Co. Ltd. (Media)	2,490,530
168,000	Daikyo, Inc. (Real Estate)	449,861
13,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Materials)	59,919
47,000	Daiwa Industries Ltd. (Capital Goods)	258,971
13,000	Denki Kogyo Co. Ltd. (Technology Hardware & Equipment)	55,619
17,400	Denyo Co. Ltd. (Capital Goods)	210,670
258,000	DIC Corp. (Materials)	510,803
40,500	DTS Corp. (Software & Services)	512,823
12,700	Dunlop Sports Co. Ltd. (Consumer Durables & Apparel)	140,321
11,100	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	447,085
70,000	Ebara Corp. (Capital Goods)	273,775
6,900	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	108,636
76,300	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	595,639
9,900	Fuji Oil Co. Ltd. (Food, Beverage & Tobacco)	134,493
34,000	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	111,572
50,000	Fujikura Ltd. (Capital Goods)	155,525
2,600	Fujimi, Inc. (Materials)	44,587

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
8,900	FUJISOFT, Inc. (Software & Services)	$ 188,228
384	Geo Holdings Corp. (Retailing)	385,089
164	Global One Real Estate Investment Corp. (REIT)	1,019,472
22,400	Glory Ltd. (Capital Goods)	524,630
9,600	G-Tekt Corp. (Automobiles & Components)	227,616
12,120	Gulliver International Co. Ltd. (Retailing)	514,689
2,300	Hajime Construction Co. Ltd. (Consumer Durables & Apparel)	97,830
27,700	Hakuto Co. Ltd. (Technology Hardware & Equipment)	254,707
17,300	Heiwa Real Estate Co. Ltd. (Real Estate)	234,040
340	Heiwa Real Estate REIT, Inc. (REIT)	245,396
27,700	HIS Co. Ltd. (Consumer Services)	945,242
73,700	Hitachi Capital Corp. (Diversified Financials)	1,468,733
38,900	Hitachi Koki Co. Ltd. (Capital Goods)	311,151
2,300	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	110,853
8,300	Hoshizaki Electric Co. Ltd. (Capital Goods)	246,799
36,000	IBJ Leasing Co. Ltd. (Diversified Financials)	965,671
13,700	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	113,076
6,500	Iida Home Max (Real Estate)	84,656
69,200	Inabata & Co. Ltd. (Capital Goods)	466,885
29,100	IT Holdings Corp. (Software & Services)	413,482
46,000	Jaccs Co. Ltd. (Diversified Financials)	234,836
11,400	Jafco Co. Ltd. (Diversified Financials)	394,687
24,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	175,716
6,200	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	70,375
40	Japan Logistics Fund, Inc. (REIT)	354,860
21,600	Japan Securities Finance Co. Ltd. (Diversified Financials)	148,434
88,200	JVC Kenwood Corp. (Consumer Durables & Apparel)	305,533
23,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	199,134
31,000	Kamei Corp. (Capital Goods)	269,384
38,600	Kasumi Co. Ltd. (Food & Staples Retailing)	244,448
818,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	1,553,012

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
16,600	Keihin Corp. (Automobiles & Components)	$ 230,619
27	Kenedix Realty Investment Corp. (REIT)	105,733
548	Kenedix, Inc. (Real Estate)*	171,200
40,000	Kinki Sharyo Co. Ltd. (Capital Goods)	137,782
26,000	Kitz Corp. (Capital Goods)	133,930
20,300	Komori Corp. (Capital Goods)	221,920
126,000	Kurabo Industries Ltd. (Consumer Durables & Apparel)	213,266
59,600	Kuroda Electric Co. Ltd. (Capital Goods)	727,901
4,400	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	49,576
82,300	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,675,761
2,900	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	71,412
20,200	Lifenet Insurance Co. (Insurance)*	184,008
5,000	Maeda Road Construction Co. Ltd. (Capital Goods)	74,516
43,000	Makino Milling Machine Co. Ltd. (Capital Goods)	273,677
43,000	Marudai Food Co. Ltd. (Food, Beverage & Tobacco)	142,252
36,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	104,057
22,900	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	555,538
5,000	Max Co. Ltd. (Capital Goods)	59,672
474	MID REIT, Inc. (REIT)	1,162,799
32,000	Mirait Holdings Corp. (Capital Goods)	265,676
7,700	Mitsubishi Pencil Co. Ltd. (Commercial & Professional Services)	132,231
127,000	Mitsubishi Steel Manufacturing Co. Ltd. (Materials)	248,525
6,200	Mitsui High-Tec, Inc. (Semiconductors & Semiconductor Equipment)	45,300
26,000	Mitsui Matsushima Co. Ltd. (Capital Goods)	70,903
41,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	129,532
16,300	Mori Seiki Co. Ltd. (Capital Goods)	153,334
28,000	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	89,947
21,100	Moshi Moshi Hotline, Inc. (Commercial & Professional Services)	308,419
113,800	Namura Shipbuilding Co. Ltd. (Capital Goods)	478,918
11,500	NEC Fielding Ltd. (Software & Services)	137,734

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
11,700	NEC Networks & System Integration Corp. (Software & Services)	$ 219,787
25,600	Nichiha Corp. (Capital Goods)	370,664
25,000	Nichirei Corp. (Food, Beverage & Tobacco)	124,206
14,000	Nippo Corp. (Capital Goods)	187,755
28,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	53,441
27,800	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	385,925
114,600	Nippon Light Metal Holdings Co. Ltd. (Materials)*	131,606
51,000	Nippon Paint Co. Ltd. (Materials)	458,328
21,000	Nippon Seiki Co. Ltd. (Automobiles & Components)	249,411
51,000	Nippon Shokubai Co. Ltd. (Materials)	491,938
134,000	Nippon Soda Co. Ltd. (Materials)	608,307
46,000	Nippon Thompson Co. Ltd. (Capital Goods)	181,236
134,000	Nishimatsu Construction Co. Ltd. (Capital Goods)	249,322
15,000	Nisshinbo Holdings, Inc. (Capital Goods)	113,884
27,000	Nissin Corp. (Transportation)	66,477
19,000	Nitto Kogyo Corp. (Capital Goods)	257,904
39,000	NOF Corp. (Materials)	179,427
20,400	Noritz Corp. (Capital Goods)	365,835
830	Obic Co. Ltd. (Software & Services)	177,548
8,000	Okuwa Co. Ltd. (Food & Staples Retailing)	93,068
8,700	Osaka Steel Co. Ltd. (Materials)	149,661
44,700	OSG Corp. (Capital Goods)	581,584
17,200	Otsuka Kagu Ltd. (Retailing)	149,344
15,800	Parco Co. Ltd. (Retailing)	163,981
75	Pasona Group, Inc. (Commercial & Professional Services)	37,698
22,300	Pola Orbis Holdings, Inc. (Household & Personal Products)	678,818
5,200	Relo Holdings, Inc. (Real Estate)	191,891
13,200	Resorttrust, Inc. (Consumer Services)	286,841
4,400	Ricoh Leasing Co. Ltd. (Diversified Financials)	120,680
22,300	Riso Kagaku Corp. (Technology Hardware & Equipment)	442,198
206,700	Round One Corp. (Consumer Services)	1,199,816
102,000	Ryobi Ltd. (Capital Goods)	256,018
5,600	Ryohin Keikaku Co. Ltd. (Retailing)	317,158
4,100	Sakata Seed Corp. (Food, Beverage & Tobacco)	49,261

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
86,000	San-Ai Oil Co. Ltd. (Energy)	$ 373,619
25,800	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	174,967
17,000	Sanyo Chemical Industries Ltd. (Materials)	95,540
20,000	Sanyo Shokai Ltd. (Consumer Durables & Apparel)	54,654
75,000	Seika Corp. (Capital Goods)	210,776
3,500	Seikagaku Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	38,312
276	Sekisui House SI Investment Co. (REIT)	1,332,151
31,000	Sekisui Plastics Co. Ltd. (Materials)	75,351
14,100	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	107,893
51,500	Shinko Shoji Co. Ltd. (Technology Hardware & Equipment)	462,170
121,000	Shinmaywa Industries Ltd. (Capital Goods)	803,990
80,000	Shinsho Corp. (Capital Goods)	164,721
57,700	Showa Corp. (Automobiles & Components)	619,949
20,100	Sintokogio Ltd. (Capital Goods)	147,053
99,600	Sodick Co. Ltd. (Capital Goods)	512,463
16,000	Sumikin Bussan Corp. (Capital Goods)	50,991
19,000	Sumitomo Bakelite Co. Ltd. (Materials)	75,816
16,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	53,591
22,000	Sumitomo Precision Products Co. Ltd. (Capital Goods)	99,363
4,340	Sumitomo Real Estate Sales Co. Ltd. (Real Estate)	214,533
48,000	Sumitomo Seika Chemicals Co. Ltd. (Materials)	172,312
23,000	Taihei Kogyo Co. Ltd. (Capital Goods)	92,335
26,800	Taikisha Ltd. (Capital Goods)	539,250
7,400	Takara Leben Co. Ltd. (Real Estate)	86,263
15,000	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	126,358
99,000	The Bank of Nagoya Ltd. (Banks)	351,012
26,000	The Hyakugo Bank Ltd. (Banks)	112,625
133,000	The Keiyo Bank Ltd. (Banks)	630,960
52,000	The Nippon Road Co. Ltd. (Capital Goods)	232,523
21,000	The Nippon Synthetic Chemical Industry Co. Ltd. (Materials)	154,143
9,000	The Sumitomo Warehouse Co. Ltd. (Transportation)	45,214
141,000	The Toho Bank Ltd. (Banks)	446,673
4,900	The Yachiyo Bank Ltd. (Banks)	116,265
211,000	Toa Corp. (Capital Goods)	328,080
155,000	Toagosei Co. Ltd. (Materials)	640,490

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
12,200	Tocalo Co. Ltd. (Capital Goods)	$ 188,407
8,500	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	164,157
13,200	Tohokushinsha Film Corp. (Media)	102,931
131,000	Tokai Tokyo Financial Holdings, Inc. (Diversified Financials)	656,868
1,170	Token Corp. (Consumer Durables & Apparel)	65,217
68,000	Toko, Inc. (Technology Hardware & Equipment)*	163,298
112,000	Tokuyama Corp. (Materials)	223,234
14,200	Tokyo Ohka Kogyo Co. Ltd. (Materials)	276,364
327,000	Tokyo Tatemono Co. Ltd. (Real Estate)	1,530,397
50,900	TOMONY Holdings, Inc. (Banks)	220,925
75	Top REIT, Inc. (REIT)	353,175
7,000	Topcon Corp. (Technology Hardware & Equipment)	57,277
50,900	Topre Corp. (Automobiles & Components)	492,177
22,700	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	561,385
38,000	Toshiba Machine Co. Ltd. (Capital Goods)	173,805
4,000	Toshiba Plant Systems & Services Corp. (Capital Goods)	55,824
29,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	167,304
16,000	Toyo Ink SC Holdings Co. Ltd. (Materials)	70,102
22,000	Toyo Tire & Rubber Co. Ltd. (Automobiles & Components)	75,821
5,600	TS Tech Co. Ltd. (Automobiles & Components)	108,313
17,100	TSI Holdings Co. Ltd. (Consumer Durables & Apparel)	91,013
63,000	Tsubakimoto Chain Co. (Capital Goods)	334,550
43,000	Tsugami Corp. (Capital Goods)	264,955
19,000	Tsukishima Kikai Co. Ltd. (Capital Goods)	170,784
8,200	Tsukui Corp. (Health Care Equipment & Services)	167,228
4,500	TV Asahi Corp. (Media)	69,412
14,400	UKC Holdings Corp. (Semiconductors & Semiconductor Equipment)	300,703
41,900	UNY Co. Ltd. (Food & Staples Retailing)	310,616
24,030	Usen Corp. (Media)*	42,401
47,000	Wakita & Co. Ltd. (Capital Goods)	416,365
6,700	Yellow Hat Ltd. (Retailing)	100,974
18,000	Yodogawa Steel Works Ltd. (Materials)	64,096

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
18,300	Yorozu Corp. (Automobiles & Components)	$ 262,565

		61,909,287

Luxembourg – 0.9%
47,607	Aperam (Materials)	690,182
115,076	GAGFAH SA (Real Estate)*	1,408,225
37,214	Orco Property Group (Real Estate)	137,905

		2,236,312

Netherlands – 1.7%
27,536	Beter Bed Holding NV (Retailing)	555,030
56,710	BinckBank NV (Diversified Financials)	548,913
977	Nutreco NV (Food, Beverage & Tobacco)	86,607
349,050	SNS REAAL NV (Diversified Financials)*(a)	398,975
179,936	TomTom NV (Consumer Durables & Apparel)*(a)	933,211
125,757	USG People NV (Commercial & Professional Services)	1,070,316
14,570	Vastned Retail NV (REIT)	657,389

		4,250,441

New Zealand – 0.5%
60,703	Chorus Ltd. (Telecommunication Services)	145,272
256,644	New Zealand Oil & Gas Ltd. (Energy)	194,848
259,047	Ryman Healthcare Ltd. (Health Care Equipment & Services)	1,002,299

		1,342,419

Norway – 2.8%
6,853	Aker ASA Class A (Diversified Financials)	292,235
44,940	DNO International ASA (Energy)*	76,686
31,933	Fred Olsen Energy ASA (Energy)	1,524,948
59,764	Marine Harvest ASA (Food, Beverage & Tobacco)*	59,817
120,841	Petroleum Geo-Services ASA (Energy)	2,143,778
558,000	STX OSV Holdings Ltd. (Capital Goods)	568,124
68,720	TGS Nopec Geophysical Co. ASA (Energy)	2,562,812

		7,228,400

Peru – 0.0%
9,383	Copeinca ASA (Food, Beverage & Tobacco)	74,200

Shares	Description	Value
Common Stocks – (continued)
Portugal – 0.7%
259,046	Mota-Engil SGPS SA (Capital Goods)	$ 761,502
193,711	Portucel SA (Materials)	748,557
27,448	Semapa-Sociedade de Investimento e Gestao (Materials)	264,609

		1,774,668

Singapore – 2.4%
478,481	AIMS AMP Capital Industrial REIT (REIT)	612,669
108,000	Amtek Engineering Ltd. (Capital Goods)	51,071
319,000	Ascott Residence Trust (REIT)(a)	356,867
24,000	Boustead Singapore Ltd. (Energy)	21,909
82,629	Cambridge Industrial Trust (REIT)	47,407
211,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	184,163
379,000	Chip Eng Seng Corp. Ltd. (Capital Goods)	235,366
123,000	CWT Ltd. (Transportation)	142,691
12,000	Frasers Centrepoint Trust (REIT)	18,814
426,800	Frasers Commercial Trust (REIT)	460,340
282,000	GuocoLeisure Ltd. (Consumer Services)	169,844
301,000	Hi-P International Ltd. Class P (Technology Hardware & Equipment)	170,390
188,000	Ho Bee Investment Ltd. (Real Estate)	290,201
49,000	Hong Leong Asia Ltd. (Capital Goods)	67,091
85,000	Hyflux Ltd. (Utilities)	92,405
140,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)	147,737
74,000	K-Green Trust (Commercial & Professional Services)	62,448
786,000	Lippo Malls Indonesia Retail Trust (REIT)	333,251
61,000	OSIM International Ltd. (Retailing)	88,730
67,000	Overseas Union Enterprise Ltd. (Consumer Services)	161,469
61,000	Parkway Life Real Estate Investment Trust (REIT)	114,849
60,000	Perennial China Retail Trust (Real Estate)	30,088
56,000	Sakari Resources Ltd. (Energy)	83,707
162,000	SATS Ltd. (Transportation)	399,134
196,000	Stamford Land Corp. Ltd. (Consumer Services)	93,462
786,000	Starhill Global REIT (REIT)	536,691

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
171,000	Suntec Real Estate Investment Trust (REIT)	$ 234,256
19,000	Super Group Ltd. (Food, Beverage & Tobacco)	52,963
218,000	Tiger Airways Holdings Ltd. (Transportation)*	134,821
42,000	Venture Corp. Ltd. (Technology Hardware & Equipment)	288,124
322,000	Wing Tai Holdings Ltd. (Real Estate)	495,055

		6,178,013

Spain – 0.9%
72,039	Almirall SA (Pharmaceuticals, Biotechnology & Life Sciences)	890,745
5,041	Bolsas y Mercados Espanoles SA (Diversified Financials)	141,207
6,653	Cie Automotive SA (Automobiles & Components)	46,522
5,238	Corp. Financiera Alba SA (Diversified Financials)	243,304
23,843	Ence Energia y Celulosa SA (Materials)	71,397
23,426	Fomento de Construcciones y Contratas SA (Capital Goods)(a)	317,125
43,437	Vueling Airlines SA (Transportation)*	459,087

		2,169,387

Sweden – 3.7%
17,743	Avanza Bank Holding AB (Diversified Financials)	432,723
44,906	Betsson AB (Consumer Services)	1,505,494
50,152	Bilia AB Class A (Retailing)	865,816
15,225	BioGaia AB Class B (Pharmaceuticals, Biotechnology & Life Sciences)	404,690
39,944	Clas Ohlson AB Class B (Retailing)	596,541
8,200	D. Carnegie & Co. AB (Diversified Financials)*	—
71,398	East Capital Explorer AB (Diversified Financials)	598,194
43,013	Haldex AB (Capital Goods)	256,948
24,344	Hexpol AB (Materials)	1,346,414
51,433	Industrial & Financial Systems AB Class B (Software & Services)	875,593
25,046	JM AB (Consumer Durables & Apparel)	514,957
2,982	Lundbergforetagen AB Class B (Diversified Financials)	116,666
23,479	Nordnet AB Class B (Diversified Financials)	75,729
31,889	SAS AB (Transportation)*	68,111

Shares	Description	Value
Common Stocks – (continued)
Sweden – (continued)
17,545	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 104,814
42,311	Trelleborg AB Class B (Capital Goods)	542,944
63,127	Wihlborgs Fastigheter AB (Real Estate)	1,011,163

		9,316,797

Switzerland – 2.5%
93,403	Ferrexpo PLC (Materials)	376,859
2,263	Forbo Holding AG (Registered) (Consumer Durables & Apparel)	1,519,885
114	Gurit Holding AG (Materials)	51,736
2,972	Implenia AG (Registered) (Capital Goods)*	146,909
5,689	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	1,561,128
2,140	Komax Holding AG (Registered) (Capital Goods)	196,060
320	LEM Holding SA (Registered) (Technology Hardware & Equipment)	199,934
44,384	OC Oerlikon Corp. AG (Registered) (Capital Goods)	544,960
12,163	Schweizerische National-Versicherungs-Gesellschaft (Registered) Class V (Insurance)	598,148
1,767	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	222,882
49	Vetropack Holding AG (Materials)	99,610
5,695	Vontobel Holding AG (Registered) (Diversified Financials)	183,356
183	Walter Meier AG (Registered) (Capital Goods)	48,969
10,848	Zehnder Group AG (Capital Goods)	512,708

		6,263,144

United Kingdom – 20.5%
73,972	Alent PLC (Materials)*	392,669
550,224	Barratt Developments PLC (Consumer Durables & Apparel)*	1,898,280
7,660	Bellway PLC (Consumer Durables & Apparel)	134,740
148,927	Berendsen PLC (Commercial & Professional Services)	1,441,702
25,490	Berkeley Group Holdings PLC (Consumer Durables & Apparel)*	739,144
47,728	Betfair Group PLC (Consumer Services)	503,473

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
87,948	Big Yellow Group PLC (REIT)	$ 516,096
107,851	Bodycote PLC (Capital Goods)	789,880
86,632	Cairn Energy PLC (Energy)*	393,719
19,692	Chesnara PLC (Insurance)	67,519
57,685	Close Brothers Group PLC (Diversified Financials)	906,809
94,654	Computacenter PLC (Software & Services)	676,600
28,593	Concentric AB (Capital Goods)	256,685
893,445	Debenhams PLC (Retailing)	1,434,518
60,062	Devro PLC (Food, Beverage & Tobacco)	324,609
218,458	Diploma PLC (Technology Hardware & Equipment)	1,929,862
206,610	easyJet PLC (Transportation)	3,048,798
329,096	Elementis PLC (Materials)	1,101,801
699,388	EnQuest PLC (Energy)*	1,432,741
121,394	F&C Asset Management PLC (Diversified Financials)	203,120
262,548	Firstgroup PLC (Transportation)	807,818
19,273	Galliford Try PLC (Capital Goods)	251,439
101,002	Gem Diamonds Ltd. (Materials)*	256,303
6,236	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	140,420
204,590	Grainger PLC (Real Estate)	404,776
23,435	Greene King PLC (Consumer Services)	247,768
743,739	Hansteen Holdings PLC (REIT)	992,594
665,893	Home Retail Group PLC (Retailing)(a)	1,266,760
336,760	Homeserve PLC (Commercial & Professional Services)	1,237,986
313,197	Intermediate Capital Group PLC (Diversified Financials)	1,755,549
107,602	International Personal Finance PLC (Diversified Financials)	688,788
69,431	Interserve PLC (Capital Goods)	488,489
27,333	Keller Group PLC (Capital Goods)	319,773
627,127	Ladbrokes PLC (Consumer Services)	2,111,536
171,593	Laird PLC (Technology Hardware & Equipment)	607,901
163,285	Lancashire Holdings Ltd. (Insurance)	2,124,125
82,183	Londonmetric Property PLC (REIT)	143,983
972,459	Man Group PLC (Diversified Financials)	1,364,791
98,269	Micro Focus International PLC (Software & Services)	950,568
195,917	Mondi PLC (Materials)	2,321,190
181,431	Morgan Crucible Co. PLC (Capital Goods)	798,742
22,329	Northgate PLC (Transportation)	112,704
384,558	Pace PLC (Technology Hardware & Equipment)	1,376,565
167,410	Paragon Group of Companies PLC (Banks)	745,643

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
24,780	Primary Health Properties PLC (REIT)	$ 138,977
180,200	QinetiQ Group PLC (Capital Goods)	537,275
4,773	Renishaw PLC (Technology Hardware & Equipment)	141,483
25,658	Rightmove PLC (Media)	681,619
2,078	Rotork PLC (Capital Goods)	87,268
23,351	Savills PLC (Real Estate)	183,322
189,348	SIG PLC (Capital Goods)	396,407
229,654	Soco International PLC (Energy)*	1,392,128
918,846	Speedy Hire PLC (Capital Goods)	561,057
81,109	Spirent Communications PLC (Technology Hardware & Equipment)	206,378
84,151	ST Modwen Properties PLC (Real Estate)	315,986
107,372	Synthomer PLC (Materials)	337,775
68,636	Taylor Wimpey PLC (Consumer Durables & Apparel)	77,433
57,256	Tetragon Financial Group Ltd. (Diversified Financials)	658,444
352,727	TT electronics PLC (Technology Hardware & Equipment)	900,674
73,318	Tullett Prebon PLC (Diversified Financials)	278,576
73,972	Vesuvius PLC (Capital Goods)	424,511
46,632	Victrex PLC (Materials)	1,132,330
138,390	WH Smith PLC (Retailing)(a)	1,461,692
328,739	William Hill PLC (Consumer Services)	2,005,470
53,405	WS Atkins PLC (Commercial & Professional Services)	702,318

		52,330,099

TOTAL COMMON STOCKS		$240,109,998

Preferred Stocks – 0.3%
Germany – 0.3%
6,799	Fuchs Petrolub AG Preference Shares (Materials)	$ 520,318
4,648	Jungheinrich AG Preference Shares (Capital Goods)	214,558
680	Sto AG Preference Shares (Materials)	108,442

TOTAL PREFERRED STOCKS		$ 843,318

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description		Value
Warrants – 0.0%
France – 0.0%
56,200	UBISOFT Entertainment (Software & Services)	10/13	$ 8,241

Netherlands – 0.0%
34,444	Nieuwe Steen Investments NV (REIT)	04/13	—

TOTAL WARRANTS			$ 8,241

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$ 240,961,557

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 3.0%
Goldman Sachs Financial Square Money Market Fund – FST Shares
7,596,499	0.115%	$ 7,596,499

TOTAL INVESTMENTS – 97.4%		$ 248,558,056

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		6,532,103

NET ASSETS – 100.0%		$ 255,090,159

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $94,805, which represents approximately 0.0% of net assets as of January 31, 2013.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
RSP	— Risparmio Shares

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	124	March 2013	$4,564,435	$15,283
FTSE 100 Index	23	March 2013	2,283,523	59,064
Hang Seng Index	1	February 2013	153,287	500
MSCI Singapore Index	4	February 2013	238,129	1,016
SPI 200 Index	8	March 2013	1,010,473	34,043
TSE TOPIX Index	29	March 2013	2,973,099	275,336

TOTAL				$385,242

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$215,382,579

Gross unrealized gain	43,067,616
Gross unrealized loss	(9,892,139)

Net unrealized security gain	$33,175,477

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2013:

STRUCTURED EMERGING MARKETS EQUITY FUND
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$58,051,786	$52,331,049	(a)	$—
Other	35,331,120	462,427,455	(a)	—
Securities Lending Reinvestment Vehicle	3,501,725	—		—
Total	$96,884,631	$514,758,504		$—

STRUCTURED INTERNATIONAL EQUITY FUND
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$3,761,530	(a)	$—
Other	36,536,801	901,676,493	(a)	—
Securities Lending Reinvestment Vehicle	15,447,119	—		—
Total	$51,983,920	$905,438,023		$—

Derivative Type
Assets(b)
Futures Contracts	$619,620	$—		$—

STRUCTURED INTERNATIONAL SMALL CAP FUND
Investment Type	Level 1	Level 2		Level 3
Assets
Common Stock and/or Other Equity Investments
North and South America	$—	$1,029,043	(a)	$—
Other	—	239,848,807	(a)	83,707
Securities Lending Reinvestment Vehicle	7,596,499	—		—
Total	$7,596,499	$240,877,850		$83,707

Derivative Type
Assets(b)
Futures Contracts	$385,242	$—		$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see Schedule of Investments.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date March 20, 2013

*	Print the name and title of each signing officer under his or her signature.